Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Income Attributable to Shareholders

The following table sets forth the computation of basic and diluted income attributable to common shareholders of Sinovac per share (in thousands, except for number of shares and per share data):

	For the year ended December 31
	2020	2019	2018
Numerator
Net income	$185,179	$65,215	$36,111
Less: Income attributable to non-controlling interests	74,810	20,286	14,329
Income attributable to shareholders of Sinovac	110,369	44,929	21,782
Less: Preferred stock dividends	6,015	5,128	—
Net income attributable to shareholders of Sinovac	104,354	39,801	21,782
Net income attributable to shareholders of Sinovac for computing diluted net income per share	110,369	44,929	21,782
Denominator
Basic weighted average number of common shares outstanding	98,897,345	94,876,946	64,727,146
Dilutive effect of stock options and preferred shares	14,765,017	14,815,013	250,408
Diluted weighted average number of common shares outstanding	113,662,362	109,691,959	64,977,554
Earnings per share
Basic net income per share	1.06	0.42	0.34
Diluted net income per share	0.97	0.41	0.34